Loss before taxation - Summary of information about Loss Before Taxation (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Detailed Information About Loss Before Taxation [Abstract]
Fees payable to the Company's Auditor for the audit of Group accounts	£ 449	£ 514	£ 323
Fees payable to the Company's Auditor for other services:
Audit of subsidiary accounts	49	45	30
Audit-related assurance services	318	311	171
Accounting advisory services			10
Legal and professional fees including patent costs	4,619	2,413	936
Gain on modification of lease	(957)
Income From Sub Lease	(646)	(855)
Operating lease expense (IAS 17)			293
Depreciation of right-of-use assets (IFRS 16)	1,531	1,505
Depreciation (excluding right-of-use assets)	£ 68	£ 52	£ 40